LIQUIDITY AND ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss) attributable to parent	$ 2,616	$ 1,930	$ 3,763	$ 2,093	$ 5,528	$ 1,703	$ 8,309	$ 9,324	$ 13,583	$ 23,845
Retained earnings (accumulated deficit)	101,360						101,360		93,051	79,468
Net cash provided by (used in) operating activities							9,751	$ 9,198	11,946	19,587
Liabilities	7,682						7,682		10,319	8,919
Cash and cash equivalents, at carrying value	$ 6,311						$ 6,311		$ 1,643	$ 3,519